FINANCIAL ASSETS AND LIABILITIES - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Receivables [line items]
Current		R$ 3,769,908	R$ 2,580,776
Non-current		157,634	165,077
Trade receivables		3,927,542	2,745,853
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables		4,082,160	2,860,905
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables		(154,618)	(115,052)
Unbilled revenue
Disclosure of Trade Receivables [line items]
Trade receivables	[1]	968,147	975,588
Domestic - market [member]
Disclosure of Trade Receivables [line items]
Trade receivables		3,085,227	1,810,867
Foreign market - Foreign currency [member]
Disclosure of Trade Receivables [line items]
Trade receivables		R$ 28,786	R$ 74,450

[1]	Unbilled revenue refers to the part of the gas supply in the month, whose measurement and billing have not yet been carried out.